FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Assets, Fair value [Abstract]
Foreign currency derivative contracts	$ 17
Total financial assets	17
Level 1 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts
Total financial assets
Level 2 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts	17
Total financial assets	17
Level 3 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts
Total financial assets